STOCK-BASED COMPENSATION - Stock-based compensation expense (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 343,462	$ 569,597
Unamortized compensation expense	3,700,000	$ 3,700,000
Unrecognized compensation expense recognized over a weighted-average period		3 years 3 months 19 days	1 year 11 months 23 days
Cost of revenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	7,462	$ 7,462
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	65,043	111,807
Sales and marketing
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	38,755	66,166
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 232,202	$ 384,162